Events (Unaudited) Subsequent to the Filing of Form 10-Q (Details) - Forecast [Member] - USD ($)	Nov. 06, 2024	Sep. 30, 2024	Aug. 01, 2024
Events (Unaudited) Subsequent to the Filing of Form 10-Q [Line Items]
Issued and outstanding shares percentage	67.84%
Common stock vote	Pursuant to this agreement, the Sponsor and Sponsor Persons agreed to, among other things, vote at least 2,237,876 shares of WTMA Common Stock
Pre-money enterprise valuation amount			$ 6,200,000,000
Promissory Note [Member]
Events (Unaudited) Subsequent to the Filing of Form 10-Q [Line Items]
Principal amount		$ 192,069
Debt Facility [Member]
Events (Unaudited) Subsequent to the Filing of Form 10-Q [Line Items]
Debt facility amount			6,200,000,000
PIPE Anchor Equity Investment [Member]
Events (Unaudited) Subsequent to the Filing of Form 10-Q [Line Items]
Equity investment			$ 500,000,000